INCOME TAXES - Additional Information (Details) $ in Thousands			12 Months Ended
	Oct. 11, 2014	Jan. 01, 2008	Dec. 31, 2024 USD ($) Item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
INCOME TAXES
Dividend income distributed from subsidiary				$ 15,400
Ending balance—gross unrecognized tax benefits (“UTB”s)			$ 3,244	3,244	$ 3,244
Unrecognized tax benefits if recognized, would impact certain deferred tax assets			2,700			$ 2,700
Unrecognized tax benefits that would impact the annual effective tax rate if recognized			541	541	541
Accrued interest and penalties			500	500
Net operating loss carryforwards			547,000
Change in deferred tax valuation allowance			(2,203)	(2,369)	1,394
Income tax benefit related to tax credits			0	$ 0	$ 0
U.S Federal
INCOME TAXES
Net operating loss carryforwards			549,000
Net operating loss carryforwards indefinitely			2,000
Valuation allowance against the related deferred tax assets			1,900
U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforwards			1,200
Tax Credit Carry Forward Amount Not Subject To Expiration			6,400
Tax Credit Carry Forward Amount Subject To Expiration			1,200
State
INCOME TAXES
Net operating loss carryforwards			228,000
U.S Federal and State
INCOME TAXES
Valuation allowance against the related deferred tax assets			129,000
Foreign
INCOME TAXES
Tax credit carryforwards			$ 5,000
Earliest Tax Year | U.S Federal
INCOME TAXES
Operating loss carryforwards expiration year			2026
Tax credit carryforward expiration year			2026
Earliest Tax Year | U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforward expiration year			2026
Earliest Tax Year | State
INCOME TAXES
Operating loss carryforwards expiration year			2028
Latest Tax Year | U.S Federal
INCOME TAXES
Operating loss carryforwards expiration year			2037
Tax credit carryforward expiration year			2028
Latest Tax Year | U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforward expiration year			2028
Latest Tax Year | State
INCOME TAXES
Operating loss carryforwards expiration year			2033
CAYMAN ISLANDS
INCOME TAXES
Withholding tax			$ 0
China
INCOME TAXES
Foreign statutory tax rate (as a percent)			25.00%
Reduced tax rate for qualified high technology enterprises (as a percent)			15.00%
China | U T Starcom Telecom Co Ltd
INCOME TAXES
Reduced tax rate for qualified high technology enterprises (as a percent)	15.00%	15.00%
Number of subsidiaries approved for the reduced tax rate | Item			1
Valid period for reduced income tax rate applicable to qualified high technology enterprise	3 years	3 years
China | Foreign
INCOME TAXES
Net operating loss carryforwards			$ 128,000
Net operating loss carryforwards expired			19,200
Valuation allowance against the related deferred tax assets			$ 19,500
China | Earliest Tax Year | Foreign
INCOME TAXES
Operating loss carryforwards expiration year			2025
China | Latest Tax Year | Foreign
INCOME TAXES
Operating loss carryforwards expiration year			2034
Countries other than the U.S. and China | Foreign
INCOME TAXES
Net operating loss carryforwards			$ 94,500
Valuation allowance against the related deferred tax assets			15,800
California | State | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforwards			$ 6,400